Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Schedule of Deferred Tax Assets and Liabilities [Abstract]
Allowance for doubtful accounts	$ 78,654	$ 76,836
Deferred revenue	89,139	184,875
Net operating loss carry-forwards	384,780	748
Total deferred tax asset	552,573	262,459
Valuation allowance	(384,780)	(1,208)
Deferred tax assets, net	$ 167,793	$ 261,251